RETIREMENT AND POSTRETIREMENT BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Offsetting regulatory assets	(3)	3
Other Postretirement Plans
Net Benefit Costs Recognized
Benefits earned during the period	8	9	8
Interest cost on projected benefit obligations	12	11	10
Expected return on plan assets	(5)	(4)	(3)
Amortization of actuarial loss		2	2
Net benefit costs on an accrual basis	15	18	17
Pension and Other Postretirement Benefit Expense, Total	15	18	17
Amount included in AOCI
Net actuarial (gains)/loss	15	(45)	10
Net prior service costs/(credit)		2
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	15	(43)	10
Total amount recognized in Comprehensive income	30	(25)	27
Amount included in AOCI
Unamortized actuarial losses included in AOCI	(26)	(11)
Unamortized prior services costs included in AOCI	6	6
Amount reclassified into earnings in the next twelve months
Actuarial Loss	1
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	4.90%	4.00%	4.40%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Actual Long Term Return On Assets	6.00%	6.00%	6.00%
Pension Plans
Net Benefit Costs Recognized
Benefits earned during the period	108	103	84
Interest cost on projected benefit obligations	93	79	74
Expected return on plan assets	(123)	(103)	(93)
Amortization of prior service costs		1	2
Amortization of actuarial loss	28	52	51
Net benefit costs on an accrual basis	106	132	118
Defined contribution benefit costs	4	4	4
Pension and Other Postretirement Benefit Expense, Total	110	136	122
Amount included in AOCI
Net actuarial (gains)/loss	232	(158)	42
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	232	(158)	42
Total amount recognized in Comprehensive income	342	(22)	164
Amount included in AOCI
Unamortized actuarial losses included in AOCI	(489)	(246)
Amount reclassified into earnings in the next twelve months
Actuarial Loss	28
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	5.00%	4.20%	4.50%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Actual Long Term Return On Assets	6.70%	6.70%	7.10%
Average rate of salary increases (as a percent)	3.70%	3.70%	3.50%